Segment Financial Data (By Geographic Region) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Document Fiscal Year Focus									2018
Revenues	$ 18,044	$ 16,510	$ 16,705	$ 15,242	$ 15,680	$ 15,062	$ 15,280	$ 13,815	$ 66,501	$ 59,837	$ 57,244
External Net Sales by Geography									66501	59837	57244
United States Export Sales									$ 14,228	$ 11,124	$ 10,827
Operating Income (Loss)									$ 8,553	$ 8,138	$ 8,221
Long-Lived Assets by Geography									12297	10186	9158
UNITED STATES
External Net Sales by Geography									39481	33912	32335
Operating Income (Loss)									$ 4,941	$ 4,126	$ 4,304
Long-Lived Assets by Geography									7111	5323	4822
Europe [Member]
External Net Sales by Geography									12857	11879	11151
United States Export Sales									$ 6,285	$ 5,273	$ 5,065
Operating Income (Loss)									$ 2,141	$ 1,959	$ 1,826
Long-Lived Assets by Geography									1908	1817	1538
Asia Pacific [Member]
External Net Sales by Geography									8847	8770	8260
United States Export Sales									$ 5,429	$ 3,634	$ 3,449
Operating Income (Loss)									$ 1,476	$ 1,491	$ 1,486
Long-Lived Assets by Geography									1349	1113	999
Other
External Net Sales by Geography									6672	6443	6357
United States Export Sales									$ 2,514	$ 2,217	$ 2,313
Operating Income (Loss)									$ 706	$ 1,082	$ 1,025
Long-Lived Assets by Geography									1363	1389	1325
Eliminations and other
External Net Sales by Geography									-1356	-1167	-859
Operating Income (Loss)									$ (711)	$ (520)	$ (420)
Long-Lived Assets by Geography									566	544	474
Total Segments [Member]
Revenues									$ 67,857	$ 61,004	$ 58,103
Operating Income (Loss)									9,264	8,658	8,641
Total Segments [Member] | UNITED STATES
Revenues									39,481
Total Segments [Member] | Other [Member]
Revenues									6,672
Total Segments [Member] | Asia Pacific [Member]
Revenues									8,847
Total Segments [Member] | Europe [Member]
Revenues									12,857
Collins Aerospace Systems [Member]
Revenues									16,634	14,691	14,465
Operating Income (Loss)									2,303	2,191	2,167
Collins Aerospace Systems [Member] | UNITED STATES
Revenues									11,794
Collins Aerospace Systems [Member] | Other [Member]
Revenues									1,975
Collins Aerospace Systems [Member] | Asia Pacific [Member]
Revenues									367
Collins Aerospace Systems [Member] | Europe [Member]
Revenues									2,498
Pratt and Whitney [Member]
Revenues									19,397	16,160	14,894
Operating Income (Loss)									1,269	1,300	1,501
Pratt and Whitney [Member] | UNITED STATES
Revenues									14,852
Pratt and Whitney [Member] | Other [Member]
Revenues									2,674
Pratt and Whitney [Member] | Asia Pacific [Member]
Revenues									1,277
Pratt and Whitney [Member] | Europe [Member]
Revenues									594
Carrier [Member]
Revenues									18,922	17,812	16,851
Operating Income (Loss)									3,777	3,165	2,848
Carrier [Member] | UNITED STATES
Revenues									9,402
Carrier [Member] | Other [Member]
Revenues									961
Carrier [Member] | Asia Pacific [Member]
Revenues									2,849
Carrier [Member] | Europe [Member]
Revenues									5,710
Otis [Member]
Revenues									12,904	12,341	11,893
Operating Income (Loss)									1,915	2,002	2,125
Otis [Member] | UNITED STATES
Revenues									3,433
Otis [Member] | Other [Member]
Revenues									1,062
Otis [Member] | Asia Pacific [Member]
Revenues									4,354
Otis [Member] | Europe [Member]
Revenues									4,055
Eliminations and other [Member]
Revenues									(1,356)	(1,167)	(859)
Operating Income (Loss)									$ (236)	$ (81)	$ (18)